Schedule of Effective Income Tax Rate Reconciliation (Details) - Sonnet BioTherapeutics Holdings, Inc. [Member]	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
U.S. federal statutory rate	(21.00%)	(21.00%)
State taxes, net of federal benefit	(5.80%)	(7.10%)
Change in valuation allowance	(8.30%)	30.80%
Research and development credit	(4.60%)	(5.10%)
Permanent differences	2.70%	(1.60%)
Foreign tax rate differential	0.10%	0.30%
State net operating losses		3.70%
Sale of state net operating losses and research and development credits	51.50%
Other	(14.60%)
Effective income tax rate